Change in Recordkeeper and Custodian	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Change in Recordkeeper and Custodian [Line Items]
Change in Recordkeeper and Custodian
NOTE 6. CHANGE IN RECORDKEEPER AND CUSTODIAN

Effective October 1, 2024, Empower and Empower Trust were appointed as recordkeeper and custodian of the Plan, respectively, replacing Voya and Voya Trust. The Plan assets transferred to
Empower Trust were transferred into funds identical or comparable to those offered by Voya Trust. The conversion initiated a blackout period beginning September 26, 2024 which continued through October 18, 2024. During this period, funds could not be applied to the employee-selected funds with Empower Trust or withdrawn from the Plan until Empower Trust had time to accurately complete the conversion from Voya Trust. During this period, employee contributions continued to be made through payroll deductions and the contributions were deposited and held in the participant accounts. At the end of the blackout period, these funds were transferred to Empower Trust and invested in funds as requested by each participant. In addition, the Plan was amended to provide three additional investment funds in which participant contributions to the Plan may be invested.